Related parties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Golden Metal Resources, LLC
Related parties
Funds advanced to subsidiary	$ 25,600,000	$ 4,900,000
Net costs recharged to subsidiary	390,000	48,000
Management charges for director and consultant fees recharged to subsidiary	409,000	120,000
Intercompany loan balances capitalised	30,485,000
Amount outstanding	0	4,900,000
MBB Trading Pty Ltd
Related parties
Key management personnel compensation	10,800	31,100
The Zephyr Group LLC
Related parties
Key management personnel compensation	561,000	50,800
Schlumpberger Inc.
Related parties
Key management personnel compensation	54,900	0
Abundance Resources International, LLC.
Related parties
Key management personnel compensation	$ 11,000	$ 0